Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	January 2022 Private Placement [Member] Common Stock [Member]	January 2022 Private Placement [Member] Additional Paid-in Capital [Member]	January 2022 Private Placement [Member] Retained Earnings [Member]	January 2022 Private Placement [Member] AOCI Attributable to Parent [Member]	January 2022 Private Placement [Member] Parent [Member]	January 2022 Private Placement [Member] Noncontrolling Interest [Member]	January 2022 Private Placement [Member]	December 2022 Private Placement [Member] Common Stock [Member]	December 2022 Private Placement [Member] Additional Paid-in Capital [Member]	December 2022 Private Placement [Member] Retained Earnings [Member]	December 2022 Private Placement [Member] AOCI Attributable to Parent [Member]	December 2022 Private Placement [Member] Parent [Member]	December 2022 Private Placement [Member] Noncontrolling Interest [Member]	December 2022 Private Placement [Member]	April 2023 Private Placement [Member] Common Stock [Member]	April 2023 Private Placement [Member] Additional Paid-in Capital [Member]	April 2023 Private Placement [Member] Retained Earnings [Member]	April 2023 Private Placement [Member] AOCI Attributable to Parent [Member]	April 2023 Private Placement [Member] Parent [Member]	April 2023 Private Placement [Member] Noncontrolling Interest [Member]	April 2023 Private Placement [Member]	Stock Based Compensation Warrants [Member] Common Stock [Member]	Stock Based Compensation Warrants [Member] Additional Paid-in Capital [Member]	Stock Based Compensation Warrants [Member] Retained Earnings [Member]	Stock Based Compensation Warrants [Member] AOCI Attributable to Parent [Member]	Stock Based Compensation Warrants [Member] Parent [Member]	Stock Based Compensation Warrants [Member] Noncontrolling Interest [Member]	Stock Based Compensation Warrants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021																													7,053
Balance at Dec. 31, 2021																													$ 1	$ 39,513	$ (21,986)	$ 3	$ 17,531	$ 0	$ 17,531
Issuance of common stock related offering (in shares)	2,230							4,575
Stock issued, value	$ 0	$ 7,005	$ 0	$ 0	$ 7,005	$ 0	$ 7,005	$ 0	$ 7,472	$ 0	$ 0	$ 7,472	$ 0	$ 7,472
Stock-based compensation in connection with restricted stock awards (in shares)																													544
Stock-based compensation in connection with restricted stock awards																													$ 0	2,151	0	0	2,151	0	2,151
Stock-based compensation in connection with options granted																													0	822	0	0	822	0	822
Comprehensive loss																													0	0	0	(44)	(44)	0	(44)
Net income (loss)																													0	0	(9,161)	0	(9,161)	0	(9,161)
Stock-based compensation																													$ 0	822	0	0	822	0	822
Balance (in shares) at Dec. 31, 2022																													14,402
Balance at Dec. 31, 2022																													$ 1	56,963	(31,147)	(41)	25,776	0	25,776
Stock-based compensation in connection with restricted stock awards (in shares)																													39
Stock-based compensation in connection with restricted stock awards																													$ 0	61	0	0	61	0	61
Comprehensive loss																													0	0	0	(23)	(23)	0	(23)
Net income (loss)																													$ 0	0	(1,187)	0	(1,187)	0	(1,187)
Balance (in shares) at Mar. 31, 2023																													14,441
Balance at Mar. 31, 2023																													$ 1	57,024	(32,334)	(64)	24,627	0	24,627
Balance (in shares) at Dec. 31, 2022																													14,402
Balance at Dec. 31, 2022																													$ 1	56,963	(31,147)	(41)	25,776	0	25,776
Issuance of common stock related offering (in shares)															3,429
Stock issued, value															$ 1	$ 5,999	$ 0	$ 0	$ 6,000	$ 0	$ 6,000
Stock-based compensation in connection with restricted stock awards (in shares)																													789
Stock-based compensation in connection with restricted stock awards																													$ 0	2,468	0	0	2,468	300	2,768
Stock-based compensation in connection with options granted																						$ 0	$ 32	$ 0	$ 0	$ 32	$ 0	$ 32	0	1,524	0	0	1,524		2,576
Comprehensive loss																													0	0	0	(22)	(22)	0	(22)
Net income (loss)																													$ 0	0	(3,778)	0	(3,778)	(8,629)	(12,407)
Issuance of common stock related to exercise of warrants (in shares)																													105
Issuance of common stock related to exercise of warrants																													$ 0	184	0	0	184	0	184
Stock-based compensation																						$ 0	$ 32	$ 0	$ 0	$ 32	$ 0	$ 32	0	1,524	0	0	1,524		2,576
Stock-based compensation, noncontrolling interest																																		1,052
Acquisition of subsidiary and noncontrolling interests																													$ 0	0	0	0	0	23,180	23,180
Balance (in shares) at Dec. 31, 2023																													18,725
Balance at Dec. 31, 2023																													$ 2	67,170	(34,925)	(63)	32,184	15,903	48,087
Stock-based compensation in connection with restricted stock awards (in shares)																													0
Stock-based compensation in connection with restricted stock awards																													$ 0	387	0	0	387	65	452
Stock-based compensation in connection with options granted																													0	160	0	0	160	0	160
Comprehensive loss																													0	0	0	(27)	(27)	0	(27)
Net income (loss)																													0	0	(1,481)	0	(1,481)	(220)	(1,701)
Stock-based compensation																													$ 0	160	0	0	160	0	160
Balance (in shares) at Mar. 31, 2024																													18,725
Balance at Mar. 31, 2024																													$ 2	$ 67,717	$ (36,406)	$ (90)	$ 31,223	$ 15,870	$ 47,093